[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

September 14, 2026

Securities and Exchange Commission (the "Commission")
100 F Street, N.E.
Washington, D.C. 20549

Re:   American General Life Insurance Company
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Central Index Key 0000005108

FILE NUMBER     PRODUCT NAME
-----------     ------------
333-277203	Corebridge MarketLock(R) Annuity


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.


Very truly yours,

/s/ Kyoko Rossman
Kyoko Rossman
Senior Director, Legal Services